Summary of significant accounting policies (Details)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Z Y Holdings [Member]
Effective ownership percentage	100.00%	100.00%
China Bio [Member]
Effective ownership percentage	100.00%	100.00%
Z Y H K [Member]
Effective ownership percentage	100.00%	100.00%
Z Y Shenzhen [Member]
Effective ownership percentage	100.00%	100.00%
B F Beijing [Member]
Effective ownership percentage	100.00%	100.00%
B F Internet [Member]
Effective ownership percentage	51.00%	0.00%
Z Y Holdings [Member]
Place of incorporation	Cayman Islands
Date of incorporation	Jul. 05, 2016
Business engaged	Investment holding
China Bio [Member]
Place of incorporation	Republic of Seychelles
Date of incorporation	Jun. 27, 2016
Business engaged	Investment holding
Z Y H K [Member]
Place of incorporation	Hong Kong
Date of incorporation	Jun. 13, 2016
Business engaged	Investment holding
Z Y Shenzhen [Member]
Place of incorporation	PRC
Date of incorporation	Jun. 10, 2014
Business engaged	Investment holding
B F Beijing [Member]
Place of incorporation	PRC
Date of incorporation	Aug. 30, 2012
Business engaged	Nervonic acid research, development of nervonic acid based herbal and chemical drugs and the sales of health supplements continuing nervonic acid
B F Internet [Member]
Place of incorporation	PRC
Date of incorporation	May 23, 2022
Business engaged	Sale and marketing of BF Beijing’s nervonic acid-based health supplements over the “TikTok” platform